Net Income per Common Unit (Tables)	6 Months Ended
Jun. 30, 2013
Net Income per Common Unit
Schedule of computations of the basic and diluted earnings per share

	Three Months Ended June 30, 2013	January 23, 2013 to June 30, 2013
	(in millions, except per unit data)
Net income (from the closing of the offering on January 23, 2013 to June 30, 2013)	$339.2	$536.8
Net income per common unit, basic	$2.30	$3.64
Net income per common unit, diluted	$2.30	$3.64
Weighted-average common units outstanding, basic	147.6	147.6
Weighted-average common units outstanding, diluted	147.6	147.6